Note 17 - Related Party Transactions - Subsidiary Ownership (Details) - Minera Los Lagartos, S.A. de C.V. [member] - MEXICO	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
MAG's effective interest	100.00%	100.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Minera Los Lagartos, S.A. de C.V.	(44.00%)